Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	396,107	64,540
Acquired technology	33,893	30,932	33,443	5,449
Software	76,078	75,357	76,183	12,413
Gross carrying value	505,608	501,926	505,733	82,402
Less: Accumulated amortization and impairment loss	(107,143)	(130,101)	(462,008)	(75,278)

Net carrying value	398,465	371,825	43,725	7,124

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Expected amortization expense on the intangible assets as at June 30, 2013 for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2014	7,013	1,143
2015	5,731	934
2016	4,740	772
2017	3,974	648
2018	3,382	551
Thereafter	18,885	3,076
	43,725	7,124